Bank Loans (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)
Bank Loans (Details) [Line Items]
Aggregate credit line amount							$ 121,501	₪ 400,000
Borrowed under the Credit Line. | ₪						₪ 154,427
Bank Mizrachi [Member]
Bank Loans (Details) [Line Items]
Long term loan	$ 100,000	$ 120,000	$ 490,000		$ 460,000	₪ 1,500,000			₪ 350,000	₪ 0.4	₪ 1.85
Annual interest percentage	3.10%	5.80%	5.35%						3.10%	5.80%	5.35%
Due and payable monthly payments		48 months	84 months
Matures date	October 2025	December 2023	December 2025
Bank Mizrachi [Member] | Minimum [Member]
Bank Loans (Details) [Line Items]
Annual interest percentage					(5.20%)	(5.20%)
Bank Mizrachi [Member] | Maximum [Member]
Bank Loans (Details) [Line Items]
Annual interest percentage					5.80%	5.80%
Bank Leumi [Member]
Bank Loans (Details) [Line Items]
Long term loan	$ 80,000.00								₪ 0.3			$ 0.13	₪ 0.5
Annual interest percentage	3.10%								3.10%			5.25%	5.25%
Due and payable monthly payments	48 months
Matures date	April 2025
Subsequent Event [Member]
Bank Loans (Details) [Line Items]
Repaid liabilities to banks | $				$ 1,200,000